Equity - Non-controlling interests financial information (Details)		12 Months Ended
	Nov. 05, 2009 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			$ 1,241,238,000	$ 1,308,966,000
Current assets			882,579,000	691,291,000
Non-current liabilities			740,368,000	612,303,000
Current liabilities			499,077,000	450,196,000
CONSOLIDATED INCOME STATEMENT
Sales			2,274,038,000	1,741,693,000	[1]	$ 1,576,037,000	[1]
Operating profit			116,754,000	39,697,000	[1]	(373,080,000)	[1]
Profit before taxes			48,808,000	(20,643,000)	[1]	(405,308,000)	[1]
Net profit (loss)			24,573,000	(5,822,000)	[1]	(358,613,000)	[1]
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			73,777,000	150,375,000		121,169,000
Cash flows from investing activities			(85,875,000)	(74,818,000)		(84,281,000)
Cash flows from financing activities			53,303,000	(113,397,000)		49,917,000
Exchange differences on cash and cash equivalents in foreign currencies			(9,030,000)	25,330,000		(6,489,000)
Beginning balance of cash and cash equivalents			184,472,000	196,982,000		116,666,000
Ending balance of cash and cash equivalents			216,647,000	184,472,000		196,982,000
Non-controlling interests			116,145,000	121,734,000
WVA Manufacturing, LLC
CONSOLIDATED STATEMENT OF CASH FLOWS
Additional cost per operating agreement	$ 100
WVA Manufacturing, LLC | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Non-controlling interests			77,343,000	80,868,000
Production output sold (as a percentage)	51.00%
WVA Manufacturing, LLC | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			84,864,000	88,532,000
Current assets			59,957,000	45,269,000
Non-current liabilities			14,677,000	14,678,000
Current liabilities			38,060,000	36,359,000
CONSOLIDATED INCOME STATEMENT
Sales			168,041,000	161,014,000
Operating profit			6,319,000	5,947,000
Profit before taxes			6,319,000	5,947,000
Net profit (loss)			(6,458,000)	14,678,000
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			10,025,000	16,017,000
Cash flows from investing activities			(3,830,000)	(2,193,000)
Cash flows from financing activities				(15,000,000)
Beginning balance of cash and cash equivalents			340,000	1,516,000
Ending balance of cash and cash equivalents			6,535,000	340,000		1,516,000
WVA Manufacturing, LLC | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Membership interest sold (as a percentage)	49.00%
Quebec Silicon Limited Partnership [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Additional cost per operating agreement		$ 31
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Non-controlling interests			$ 44,796,000	46,830,000
Production output sold (as a percentage)		51.00%	51.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			$ 62,725,000	68,521,000
Current assets			42,125,000	33,076,000
Non-current liabilities			15,406,000	14,213,000
Current liabilities			24,356,000	18,346,000
CONSOLIDATED INCOME STATEMENT
Sales			108,764,000	97,697,000
Operating profit			2,284,000	467,000
Profit before taxes			979,000	122,000
Net profit (loss)			478,000	42,000
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			4,317,000	7,076,000
Cash flows from investing activities			(4,980,000)	(5,422,000)
Cash flows from financing activities				(2,000)
Exchange differences on cash and cash equivalents in foreign currencies			(32,000)	68,000
Beginning balance of cash and cash equivalents			2,462,000	742,000
Ending balance of cash and cash equivalents			$ 1,767,000	$ 2,462,000		$ 742,000
Quebec Silicon Limited Partnership [Member] | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Production output sold (as a percentage)		49.00%	49.00%

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.